Savos Dynamic Hedging Fund
Savos Dynamic Hedging Fund
Investment Objective
The Savos Dynamic Hedging Fund (the “Fund”) seeks to partially offset extreme declines in the equity markets while also seeking to provide positive total returns in rising markets.
Fees And Expenses Of The Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Savos Dynamic Hedging Fund Savos Dynamic Hedging Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Savos Dynamic Hedging Fund Savos Dynamic Hedging Fund
Management Fees	[1]	1.20%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[1]	36.94%
Administrative Service Fees	[1]	0.25%
All Other Expenses	[1]	36.69%
Acquired Fund Fees and Expenses	[1],[2]	0.02%
Total Annual Fund Operating Expenses	[1],[3]	38.16%
Fee Waiver and/or Expense Reimbursement	[1]	(36.64%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.52%
[1]	Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds. Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of expenses to average net assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	AssetMark, Inc. ("AssetMark") has contractually agreed to waive its fees and/or pay Fund expenses to the extent necessary to ensure that the Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement (excluding any taxes, interest, brokerage fees, securities lending expense offset amounts, acquired fund fees and expenses, and non-routine expenses) does not exceed 1.50% of the Fund's average daily net assets. If the Fund's expense level would fall below the 1.50% annual limit, the Fund may maintain expenses at the limit so that AssetMark may be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years, provided the reimbursement will not cause the Fund's Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement to exceed the 1.50% limit. This agreement will continue in effect until January 31, 2017, and may not be terminated by AssetMark prior to that date, but may be continued thereafter.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year:	3 Years:	5 Years:	10 Years:
Savos Dynamic Hedging Fund | Savos Dynamic Hedging Fund | USD ($)	155	5,650	8,106	9,824

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.  For purposes of calculating the Fund’s portfolio turnover rate, all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less are excluded.  If such investments were included, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies
The Fund seeks to partially offset extreme declines in the equity markets while also seeking to provide positive total returns in rising markets. The Fund is intended for use by asset managers, including AssetMark, to provide some measure of downside protection in the event that client assets, which are sensitive to movements in the equity markets, are exposed to significant loss of value as a result of a severe and sustained decline in the broad-based equity market. During periods of rising equity markets, the Fund seeks to participate in that market rise, net of the cost of any risk management protection.

During normal market conditions, the Fund invests primarily in equity securities that broadly represent the U.S. equities market (including common stocks of companies of any size capitalization and exchange-traded funds (“ETFs”) related to equity investments); derivative instruments related to the U.S. equities market (futures contracts, options and swaps on U.S. equity indexes and equity-related indexes such as the CBOE Volatility Index (the “VIX Index”)); and fixed-income securities (including money market and other short-term or variable-rate, high quality securities and related ETFs). The Fund will invest in fixed-income securities that are investment grade (i.e., rated within one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by AssetMark if the security is unrated). The fixed-income securities in which the Fund invests may have maturities of any length. AssetMark will use one or more quantitative, rules-based methodologies to determine when to alter the Fund’s exposure to the U.S. equity markets.  These methodologies use statistical analysis of indicators related to securities or indices and the price of derivatives on securities or indices. The methodologies will not rely primarily on fundamental valuation ratios such as price-to-earnings. When AssetMark’s quantitative models indicate the increased likelihood of a significant downturn in the U.S. equity markets, the Fund will reduce its exposure to the U.S. equity markets and/or invest in instruments that provide short exposure to the U.S. equity markets. The Fund will obtain short exposure to the U.S. equity markets through the use of derivative instruments such as futures contracts, options and/or swaps or through the purchase of ETFs that it believes may effectively hedge equity investments.

Such changes in the Fund’s equity market exposure are expected to lag changes in the market, and there is no guarantee that AssetMark’s models will accurately indicate future market movements. Additionally, while the Fund’s decreased exposure to equity investments may reduce the Fund’s potential for losses, it also will reduce the potential for gain. For these reasons, the Fund is intended to be used by long-term investors.  The Fund is not a complete investment program and is intended to be used as a component of a broader investment allocation.

Principal Investment Risks
Investors could lose all or a portion of their investment in the Fund.

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AssetMark will employ various methods when deciding which securities to purchase with the goal of hedging against declines in the broad-based equity market. Such securities may not be effective in hedging equity exposure.

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The Fund seeks to achieve positive total returns in rising markets and during extreme and sustained market downturns.  Significant short-term price movements could adversely impact the performance of the Fund. Market conditions in which significant price movements develop, but then repeatedly reverse, could cause substantial losses due to prices moving against the Fund’s long or short positions (which are based on prior trends).

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A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  The Fund’s use of derivatives involves additional risks and transaction costs such as (i) the risk of adverse changes in the value of these instruments, (ii) the risk of imperfect correlation between the price of derivatives and movements in the price of the underlying securities or index, (iii) the fact that the use of derivatives requires different skills than those needed to select portfolio securities, (iv) the risk of the possible absence of a liquid secondary market for a particular derivative at any moment in time, and (v) the risk of loss of assets posted by the Fund as collateral or margin in connection with its transactions in derivatives.

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Derivatives involve costs and may create leverage insofar as the Fund may receive returns (or suffer losses) in an amount that significantly exceeds the amount that the Fund committed as initial margin.  The use of derivatives can result in losses or gains to the Fund that exceed the amount the Fund would have experienced in the absence of using derivatives.  A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

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The use of derivatives could also result in a loss if the counterparty to a transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions.

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An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late. If trading is halted, then the Fund may not be able to purchase or sell those securities or derivatives and may also be required to use a “fair value” method to price its outstanding securities or derivatives.

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The Fund is an actively managed portfolio which varies investment exposure over time. In managing the Fund’s portfolio holdings, AssetMark applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results. In particular, AssetMark may not shift from equity exposure to hedging assets in time to avoid market losses.

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The Fund may use securities which attempt to track an index and AssetMark may use such indexes in its quantitative models. The organizations which publish such indexes can make methodological changes to the calculation of the indexes that could affect the value of the securities based on those indexes. There can be no assurance that the publishing organizations will not change the calculation methodology in a way that may affect the value of your investment. Additionally, the publishing organizations may alter, discontinue or suspend calculation or dissemination of the indexes and/or the exercise settlement value. Any of these actions could adversely affect the value of your investment.

•	The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

•
Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer or counterparty), adverse events affecting a single issuer or counterparty could cause a larger loss than if the Fund’s investments were diversified among a larger number of issuers or counterparties.

•
A higher portfolio turnover rate will result in the Fund paying more brokerage commissions and may generate greater tax liabilities for shareholders. Additionally, high portfolio turnover may adversely affect the ability of the Fund to meet its investment goals.

•	At times, the Fund may be constrained in its ability to use derivatives by an unanticipated inability to close positions when it would be most advantageous to do so.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund changed its investment strategy on July 10, 2015.  Performance results below reflect the Fund’s performance using the prior strategy.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns as of 12/31

The Fund’s year-to-date performance (as of June 30, 2015) was -97.97%.

HIGHEST AND LOWEST QUARTER RETURNS

(for periods shown in the bar chart)

Highest: 370.17% in 3rd Quarter 2011

Lowest: -96.75% in 2nd Quarter 2009

Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Returns - Savos Dynamic Hedging Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Savos Dynamic Hedging Fund	Return Before Taxes	(99.91%)	(99.73%)	(99.47%)
After Taxes on Distributions | Savos Dynamic Hedging Fund	Return After Taxes on Distributions	(99.91%)	(99.73%)	(99.47%)
After Taxes on Distributions and Sale of Fund Shares | Savos Dynamic Hedging Fund	Return After Taxes on Distributions and Sale of Fund Shares	(56.55%)	(24.96%)	(13.37%)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.